ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

13.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	2024	2023
Trade and accruals	$696.7	$731.3
Amounts payable to affiliated corporations	69.4	91.0
Salaries and employee benefits	128.9	127.8
Interest payable	72.6	52.2
Provisions and other	13.8	9.6
	$981.4	$1,011.9